Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 1,466,000	$ 1,183,000	$ 2,748,412	$ 2,258,521	$ 2,237,927
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	175,400	130,100	(261,605)	(101,766)	160,516
Revenue earning equipment expenditures	(6,825,500)	(5,711,000)	(9,613,239)	(9,454,311)	(8,440,872)
Proceeds from disposal of revenue earning equipment	3,742,800	3,608,300	7,125,096	7,850,442	7,518,446
Property and equipment expenditures	(168,100)	(137,200)	(312,786)	(281,695)	(179,209)
Proceeds from disposal of property and equipment	42,500	56,400	137,694	53,814	38,905
Capital contributions to subsidiaries	0	0	0	0	0
Return of capital from subsidiaries	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	0	0	0	(6,173)
Acquisitions, net of cash acquired	(229,200)	(161,800)	(1,905,168)	(227,081)	(47,571)
Proceeds from disposal of business	0		84,497	0	0
Purchase of short-term investments, net			0	(32,891)	3,491
Other investing activities	(2,000)	(600)	(1,779)	586	2,726
Net cash used in investing activities	(3,264,100)	(2,215,800)	(4,747,290)	(2,192,902)	(943,568)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities			0	0	(258)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,204,400	270,500	2,237,280	3,062,479	2,635,713
Payment of long-term debt	(320,700)	(643,100)	(952,144)	(3,649,300)	(2,954,233)
Short-term borrowings:
Proceeds	332,000	246,700	438,387	460,890	490,490
Payments	(435,900)	(656,200)	(1,280,143)	(1,194,056)	(970,949)
Proceeds (payments) under the revolving lines of credit, net			1,273,164	(57,329)	1,026,070
Distributions to noncontrolling interest			0	(23,100)	(18,200)
Capital contributions received from parent	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	0	0
Payment of dividends and return of capital	(479,700)	(12,500)	(25,000)	(22,950)	(23,000)
Proceeds from employee stock purchase plan	2,400	2,000	4,275	3,577	3,208
Loan from Hertz Global Holdings, Inc.	12,000	(13,900)	(13,220)	(984)	(6,173)
Purchase of noncontrolling interest	0	(38,000)	(38,000)	0	0
Payment of financing costs	(20,600)	(6,900)	(49,433)	(91,482)	(78,151)
Net cash provided by (used in) financing activities	1,756,100	692,400	1,595,166	(1,512,255)	104,517
Effect of foreign exchange rate changes on cash and cash equivalents	(8,200)	(4,800)	5,739	3,838	(10,337)
Net decrease in cash and cash equivalents during the period	(50,200)	(345,200)	(397,973)	(1,442,798)	1,388,539
Cash and cash equivalents at beginning of period	533,235	931,208	931,208	2,374,006	985,467	586,000
Cash and cash equivalents at end of period	483,000	586,000	533,235	931,208	2,374,006	586,000
Parent
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	(365,700)	(219,000)	1,677,648	1,000,597	337,055
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(1,000)	12,600	11,981	(28,570)	19,932
Revenue earning equipment expenditures	(87,900)	(73,800)	(88,120)	(142,134)	(188,057)
Proceeds from disposal of revenue earning equipment	47,700	54,400	79,390	163,330	169,451
Property and equipment expenditures	(99,100)	(80,200)	(173,053)	(189,562)	(92,415)
Proceeds from disposal of property and equipment	24,600	44,300	67,370	23,952	4,311
Capital contributions to subsidiaries	(485,700)	(2,215,900)	(4,267,118)	(3,549,088)	(1,544,332)
Return of capital from subsidiaries	651,000	2,220,600	1,829,256	2,590,025	1,877,095
Loan to Parent From Non-Guarantor	0	0	0	490,273	(6,173)
Acquisitions, net of cash acquired	0	0	(1,708,520)	(214,384)	(35)
Proceeds from disposal of business	0		0
Purchase of short-term investments, net			0	(32,891)	3,183
Other investing activities	0	0	0	0	0
Net cash used in investing activities	49,600	(38,000)	(4,248,814)	(1,379,322)	249,133
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities			0	0	(258)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	250,000	260,000	2,210,000	2,455,309	1,209,866
Payment of long-term debt	(22,800)	(637,300)	(650,407)	(3,596,295)	(73,342)
Short-term borrowings:
Proceeds	0	0	0	0	0
Payments	0	(26,800)	(26,775)	(29,224)	(2,615)
Proceeds (payments) under the revolving lines of credit, net			220,000	(29,128)	(18,907)
Distributions to noncontrolling interest				0	0
Capital contributions received from parent	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	18,300	385,108	490,273	0
Payment of dividends and return of capital	(479,700)	(12,500)	(25,000)	(22,950)	(23,000)
Proceeds from employee stock purchase plan	2,400	2,000	4,275	3,577	3,208
Loan from Hertz Global Holdings, Inc.	12,000	(13,900)	(13,220)	(984)	(6,173)
Purchase of noncontrolling interest		(38,000)	(38,000)	0	0
Payment of financing costs	(7,900)	(4,200)	(35,215)	(81,229)	(29,111)
Net cash provided by (used in) financing activities	379,000	(42,400)	2,030,766	(810,651)	1,059,668
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net decrease in cash and cash equivalents during the period	62,900	(299,400)	(540,400)	(1,189,376)	1,645,856
Cash and cash equivalents at beginning of period	24,602	565,002	565,002	1,754,378	108,522	265,600
Cash and cash equivalents at end of period	87,500		24,602	565,002	1,754,378	265,600
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	425,100	334,200	690,292	773,170	88,941
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	200	18,200	13,596	(2,662)	(17,514)
Revenue earning equipment expenditures	(347,700)	(334,100)	(763,610)	(670,056)	(96,452)
Proceeds from disposal of revenue earning equipment	16,900	162,600	276,342	170,522	75,139
Property and equipment expenditures	(18,000)	(24,200)	(32,022)	(29,696)	(14,137)
Proceeds from disposal of property and equipment	5,500	4,200	11,839	9,263	10,416
Capital contributions to subsidiaries	0	0	0	0	0
Return of capital from subsidiaries	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	0	0	0	0
Acquisitions, net of cash acquired	(2,800)	(161,800)	(196,648)	(2,100)	(43,789)
Proceeds from disposal of business	0		0
Purchase of short-term investments, net				0	94
Other investing activities	0	0	0	(13,602)	0
Net cash used in investing activities	(345,900)	(335,100)	(690,503)	(538,331)	(86,243)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities					0
Cash flows from financing activities:
Proceeds from issuance of long-term debt	0	0	0	0	0
Payment of long-term debt	0	0	(18)	(17)	(68)
Short-term borrowings:
Proceeds	0	0	0	0	0
Payments	0	0	0	0	0
Proceeds (payments) under the revolving lines of credit, net			(1,262)	(229,778)	(3,515)
Distributions to noncontrolling interest				0	0
Capital contributions received from parent	0	0	0	0	0
Loan to Parent From Non-Guarantor	(57,000)	0	0
Payment of dividends and return of capital	0	0	0	0	0
Proceeds from employee stock purchase plan	0	0	0	0	0
Loan from Hertz Global Holdings, Inc.	0	0	0	0
Purchase of noncontrolling interest		0	0
Payment of financing costs	(800)	(1,500)	(3,316)	(2,817)	0
Net cash provided by (used in) financing activities	(61,200)	(2,500)	(4,596)	(232,612)	(3,583)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net decrease in cash and cash equivalents during the period	18,000	(3,400)	(4,807)	2,227	(885)
Cash and cash equivalents at beginning of period	2,578	7,385	7,385	5,158	6,043	4,000
Cash and cash equivalents at end of period	24,500		2,578	7,385	5,158	4,000
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	1,811,900	1,409,300	1,155,789	1,038,124	2,193,486
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	176,200	99,300	(287,182)	(70,534)	158,098
Revenue earning equipment expenditures	(6,389,900)	(5,303,100)	(8,761,509)	(8,642,121)	(8,156,363)
Proceeds from disposal of revenue earning equipment	3,678,200	3,391,300	6,769,364	7,516,590	7,273,856
Property and equipment expenditures	(51,000)	(32,800)	(107,711)	(62,437)	(72,657)
Proceeds from disposal of property and equipment	12,400	7,900	58,485	20,599	24,178
Capital contributions to subsidiaries	0	0	0	0	0
Return of capital from subsidiaries	0	0	0	0	0
Loan to Parent From Non-Guarantor	57,000	(18,300)	(385,108)	0	0
Acquisitions, net of cash acquired	(226,400)	0	0	(10,597)	(3,747)
Proceeds from disposal of business	0		84,497
Purchase of short-term investments, net				0	214
Other investing activities	(2,000)	(600)	(1,779)	14,188	2,726
Net cash used in investing activities	(2,745,500)	(1,856,300)	(2,630,943)	(1,724,585)	(773,695)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities					0
Cash flows from financing activities:
Proceeds from issuance of long-term debt	954,400	10,500	27,280	607,170	1,425,847
Payment of long-term debt	(297,900)	(5,800)	(301,719)	(52,988)	(2,880,823)
Short-term borrowings:
Proceeds	332,000	246,700	438,387	460,890	490,490
Payments	(435,900)	(629,400)	(1,253,368)	(1,164,832)	(968,334)
Proceeds (payments) under the revolving lines of credit, net			1,054,426	201,577	1,048,492
Distributions to noncontrolling interest				(23,100)	(18,200)
Capital contributions received from parent	485,700	2,215,900	4,267,118	3,549,088	1,544,332
Loan to Parent From Non-Guarantor	0	0	0	(490,273)
Payment of dividends and return of capital	(1,056,300)	(2,562,100)	(2,604,573)	(3,143,395)	(2,258,650)
Proceeds from employee stock purchase plan	0	0	0	0	0
Loan from Hertz Global Holdings, Inc.	0	0	0	0
Purchase of noncontrolling interest		0	0
Payment of financing costs	(11,900)	(1,200)	(10,902)	(7,436)	(49,040)
Net cash provided by (used in) financing activities	810,700	409,400	1,616,649	426,974	(1,665,886)
Effect of foreign exchange rate changes on cash and cash equivalents	(8,200)	(4,800)	5,739	3,838	(10,337)
Net decrease in cash and cash equivalents during the period	(131,100)	(42,400)	147,234	(255,649)	(256,432)
Cash and cash equivalents at beginning of period	506,055	358,821	358,821	614,470	870,902	316,400
Cash and cash equivalents at end of period	371,000		506,055	358,821	614,470	316,400
Eliminations
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	(405,300)	(341,500)	(775,317)	(553,370)	(381,555)
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	0	0	0	0	0
Revenue earning equipment expenditures	0	0	0	0	0
Proceeds from disposal of revenue earning equipment	0	0	0	0	0
Property and equipment expenditures	0	0	0	0	0
Proceeds from disposal of property and equipment		0	0	0	0
Capital contributions to subsidiaries	485,700	2,215,900	4,267,118	3,549,088	1,544,332
Return of capital from subsidiaries	(651,000)	(2,220,600)	(1,829,256)	(2,590,025)	(1,877,095)
Loan to Parent From Non-Guarantor	(57,000)	18,300	385,108	(490,273)	0
Acquisitions, net of cash acquired	0	0	0	0	0
Proceeds from disposal of business	0		0
Purchase of short-term investments, net				0	0
Other investing activities	0	0	0	0	0
Net cash used in investing activities	(222,300)	13,600	2,822,970	1,449,336	(332,763)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities					0
Cash flows from financing activities:
Proceeds from issuance of long-term debt	0	0	0	0	0
Payment of long-term debt	0	0	0	0	0
Short-term borrowings:
Proceeds	0	0	0	0	0
Payments	0	0	0	0	0
Proceeds (payments) under the revolving lines of credit, net			0	0	0
Distributions to noncontrolling interest				0	0
Capital contributions received from parent	(485,700)	(2,215,900)	(4,267,118)	(3,549,088)	(1,544,332)
Loan to Parent From Non-Guarantor	57,000	(18,300)	(385,108)	490,273
Payment of dividends and return of capital	1,056,300	2,562,100	2,604,573	3,143,395	2,258,650
Proceeds from employee stock purchase plan	0	0	0	0	0
Loan from Hertz Global Holdings, Inc.	0	0	0	0
Purchase of noncontrolling interest		0	0
Payment of financing costs	0	0	0	0	0
Net cash provided by (used in) financing activities	627,600	327,900	(2,047,653)	(895,966)	714,318
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net decrease in cash and cash equivalents during the period	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0		$ 0	$ 0	$ 0	$ 0